Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Liabilities:
Liabilities	$ 1,353
Convertible notes, current		$ 15,604
Related party convertible notes, current		2,133
Share-based termination liability		6,349
Convertible preferred stock warrant liability		203
Total liabilities		24,289
Level 1 [Member]
Liabilities:
Liabilities
Convertible notes, current
Related party convertible notes, current
Share-based termination liability
Convertible preferred stock warrant liability
Total liabilities
Level 2 [Member]
Liabilities:
Liabilities
Convertible notes, current
Related party convertible notes, current
Share-based termination liability
Convertible preferred stock warrant liability
Total liabilities
Level 3 [Member]
Liabilities:
Liabilities	1,353
Convertible notes, current		15,604
Related party convertible notes, current		2,133
Share-based termination liability		6,349
Convertible preferred stock warrant liability		203
Total liabilities		$ 24,289
Public Placement Warrant [Member]
Liabilities:
Liabilities	889
Public Placement Warrant [Member] | Level 1 [Member]
Liabilities:
Liabilities
Public Placement Warrant [Member] | Level 2 [Member]
Liabilities:
Liabilities
Public Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Liabilities	889
Private Placement Warrants [Member]
Liabilities:
Liabilities	464
Private Placement Warrants [Member] | Level 1 [Member]
Liabilities:
Liabilities
Private Placement Warrants [Member] | Level 2 [Member]
Liabilities:
Liabilities
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Liabilities	$ 464